CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents is represented by:
Cash	$ 125,587	$ 74,287
Cash equivalents	50,928	60,849
Total cash and cash equivalents	176,515	135,136
Capitalized to mineral property, plant, and equipment
Accounts payable and accrued liabilities	6,611	8,320
Depreciation	1,388	0
Loan interest accretion	267	0
Share-based compensation	1,398	0
Right-of-use asset recognized	256	0
Interest on lease liabilities	9	0
Recognition of reclamation and closure provision	$ 2,713	$ 0